Accrued expenses and other liabilities (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accrued expenses and other liabilities
Fund attributable to institutional investors	$ 840,204	¥ 5,776,821	¥ 58,266,669
Accrued interest payable of Consolidated Trusts			19,394,527
Payable for purchase of property and equipment			1,586,988
Accrued office expense	1,584,015	10,890,896	2,545,614
Professional fee payable	7,025,317	48,302,566	12,826,377
Commission fee payable	10,949,044	75,280,155	35,408,781
Other accrued expenses	5,592,471	38,451,036	7,299,408
Total accrued expenses and other current liabilities	$ 25,991,051	¥ 178,701,474	¥ 137,328,364